Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Saudi Arabia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 36.2%
Al Rajhi Bank	2,780,275	$55,448,347
Alinma Bank(a)	2,742,595	11,802,240
Arab National Bank	1,607,577	8,743,820
Bank AlBilad	1,073,738	7,557,906
Bank Al-Jazira	1,252,590	4,582,076
Banque Saudi Fransi	1,626,074	14,372,195
National Commercial Bank	3,194,589	35,986,611
Riyad Bank	3,514,447	19,509,088
Samba Financial Group	2,641,126	21,759,397
Saudi British Bank (The)	1,906,181	13,798,543

		193,560,223

Building Products — 0.3%
Saudi Ceramic Co.(a)	122,606	1,489,016

Chemicals — 15.5%
Advanced Petrochemical Co.	324,808	5,325,999
Alujain Holding(a)	39,619	528,169
National Industrialization Co.(a)	1,045,728	3,641,339
Sahara International Petrochemical Co.	1,104,741	4,960,230
Saudi Arabian Fertilizer Co.	255,914	5,595,091
Saudi Basic Industries Corp.	2,035,977	52,601,230
Saudi Industrial Investment Group	695,549	4,868,064
Saudi Kayan Petrochemical Co.(a)	165,377	528,240
Yanbu National Petrochemical Co.	285,153	4,675,761

		82,724,123

Construction Materials — 4.4%
Arabian Cement Co./Saudi Arabia	188,188	1,613,140
City Cement Co.	252,605	1,569,268
Eastern Province Cement Co.	161,309	1,694,549
Najran Cement Co.	365,924	1,641,029
Northern Region Cement Co.	406,098	1,294,975
Qassim Cement Co. (The)	144,710	2,928,462
Saudi Cement Co.	234,739	3,636,308
Southern Province Cement Co.	203,407	4,072,912
Yamama Cement Co.	328,366	2,486,427
Yanbu Cement Co.	253,342	2,370,902

		23,307,972

Diversified Telecommunication Services — 7.0%
Saudi Telecom Co.	1,306,915	37,563,440

Electric Utilities — 2.5%
Saudi Electricity Co.	2,336,568	13,431,559

Equity Real Estate Investment Trusts (REITs) — 0.2%
Jadwa REIT Saudi Fund	346,040	1,186,497

Food & Staples Retailing — 0.9%
Abdullah Al Othaim Markets Co.	136,719	4,636,767

Food Products — 4.9%
Almarai Co. JSC	706,154	10,524,718
Aseer Trading Tourism & Manufacturing Co.(a)	323,191	1,382,174
Halwani Brothers Co.	26,999	489,504
National Agriculture Development Co. (The)(a)	192,312	1,599,780
Saudi Fisheries Co.(a)	30,941	499,102
Saudia Dairy & Foodstuff Co.	54,379	2,551,779
Savola Group (The)	747,814	9,181,687

		26,228,744

Security	Shares	Value

Gas Utilities — 0.2%
National Gas & Industrialization Co.	157,411	$1,261,185

Health Care Providers & Services — 2.9%
Al Hammadi Co. for Development and Investment(a)	223,891	1,787,857
Dallah Healthcare Co.	132,986	1,797,683
Dr Sulaiman Al Habib Medical Services Group Co.	59,085	1,827,403
Middle East Healthcare Co.(a)	145,728	1,398,765
Mouwasat Medical Services Co.	156,156	5,370,907
National Medical Care Co.	93,792	1,350,389
Saudi Chemical Co. Holding(a)	175,971	1,693,743

		15,226,747

Hotels, Restaurants & Leisure — 1.8%
Dur Hospitality Co.	183,730	1,464,706
Herfy Food Services Co.	94,726	1,477,489
Leejam Sports Co. JSC	81,743	1,553,958
Saudi Airlines Catering Co.	128,767	2,719,124
Seera Group Holding(a)	484,304	2,541,221

		9,756,498

Insurance — 2.1%
Al Rajhi Co. for Co-operative Insurance(a)	69,678	1,536,386
Bupa Arabia for Cooperative Insurance Co.(a)	166,639	5,580,403
Co for Cooperative Insurance (The)(a)	193,604	4,341,198

		11,457,987

Media — 0.5%
Saudi Research & Marketing Group(a)	121,328	2,539,393

Metals & Mining — 2.5%
Saudi Arabian Mining Co.(a)	1,203,866	13,529,289

Oil, Gas & Consumable Fuels — 9.2%
Aldrees Petroleum and Transport Services Co.	103,556	1,836,099
Rabigh Refining & Petrochemical Co.(a)	693,218	2,624,566
Saudi Arabian Oil Co.(b)	4,664,712	44,774,071

		49,234,736

Pharmaceuticals — 0.4%
Saudi Pharmaceutical Industries & Medical Appliances Corp.	210,148	2,347,678

Professional Services — 0.3%
Maharah Human Resources Co.	71,269	1,474,557

Real Estate Management & Development — 1.9%
Arriyadh Development Co.	336,331	1,581,848
Dar Al Arkan Real Estate Development Co.(a)	1,659,644	3,889,583
Emaar Economic City(a)	1,232,914	3,234,649
Saudi Real Estate Co.(a)	384,211	1,680,014

		10,386,094

Road & Rail — 0.5%
Saudi Public Transport Co.(a)	272,102	1,253,645
United International Transportation Co.	143,989	1,516,442

		2,770,087

Specialty Retail — 2.4%
Fawaz Abdulaziz Al Hokair & Co.(a)	279,070	1,619,091
Jarir Marketing Co.	171,709	8,057,586
Saudi Co. For Hardware CJSC	80,159	1,096,400
United Electronics Co.	103,230	2,201,888

		12,974,965

Thrifts & Mortgage Finance — 0.1%
Amlak International for Real, NVS	79,168	482,953

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Saudi Arabia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure — 0.6%
Saudi Ground Services Co.(a)	293,562	$2,434,218
Saudi Industrial Services Co.	61,362	495,726

		2,929,944

Wireless Telecommunication Services — 2.5%
Etihad Etisalat Co.(a)	1,081,814	8,566,596
Mobile Telecommunications Co.(a)	1,357,930	4,931,213

		13,497,809

Total Common Stocks — 99.8% (Cost: $455,731,358)		533,998,263

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	830,000	830,000

Total Short-Term Investments — 0.1% (Cost: $830,000)		830,000

Total Investments in Securities — 99.9% (Cost: $456,561,358)		534,828,263

Other Assets, Less Liabilities — 0.1%		478,234

Net Assets — 100.0%		$535,306,497

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,200,000	$—	$(370,000	)(a)	$—	$—	$830,000	830,000	$133	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	20	12/18/20	$ 1,202	$33,615

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Saudi Arabia ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$533,998,263	$—	$—	$533,998,263
Money Market Funds	830,000	—	—	830,000

	$534,828,263	$—	$—	$534,828,263

Derivative financial instruments(a)
Assets
Futures Contracts	$33,615	$—	$—	$33,615

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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